Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 9,161	$ 4,504
Assets, carrying amount	132,859	93,062
Liabilities, carrying amount	17,996	15,517
Liabilities, carrying amount	5,895	4,185
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	13,951	10,073
Liabilities, fair value	13,951	10,073
Level 3 | Notes Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,907	4,828
Liabilities, fair value	1,907	4,828
Level 3 | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	3,531	3,105
Liabilities, carrying amount	3,531	3,105
Available-for-Sale Debt Securities, Noncurrent | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	127
Fair value	127
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	6,663	3,825
Assets, fair value	$ 6,663	$ 3,825